Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,851,677.03

Principal:
Principal Collections	$18,798,419.03
Prepayments in Full	$12,201,424.75
Liquidation Proceeds	$691,572.25
Recoveries	$45,159.33
Sub Total	$31,736,575.36
Collections	$34,588,252.39

Purchase Amounts:
Purchase Amounts Related to Principal	$212,841.26
Purchase Amounts Related to Interest	$1,049.50
Sub Total	$213,890.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,802,143.15

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,802,143.15
Servicing Fee	$629,829.21	$629,829.21	$0.00	$0.00	$34,172,313.94
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,172,313.94
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,172,313.94
Interest - Class A-3 Notes	$239,910.33	$239,910.33	$0.00	$0.00	$33,932,403.61
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$33,643,931.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,643,931.11
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$33,566,297.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,566,297.11
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$33,508,385.11
Third Priority Principal Payment	$2,309,690.82	$2,309,690.82	$0.00	$0.00	$31,198,694.29
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$31,127,330.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,127,330.29
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$3,767,330.29
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,767,330.29
Residuel Released to Depositor	$0.00	$3,767,330.29	$0.00	$0.00	$0.00
Total		$34,802,143.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,309,690.82
Regular Principal Payment					$27,360,000.00
Total					$29,669,690.82
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,669,690.82	$75.73	$239,910.33	$0.61	$29,909,601.15	$76.34
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$29,669,690.82	$21.26	$735,292.83	$0.53	$30,404,983.65	$21.79

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$342,729,036.94	0.8747551	$313,059,346.12	0.7990284
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$694,909,036.94	0.4979713	$665,239,346.12	0.4767101

Pool Information
Weighted Average APR	4.214%	4.208%
Weighted Average Remaining Term	42.39	41.56
Number of Receivables Outstanding	41,630	40,714
Pool Balance	$755,795,054.25	$723,372,980.59
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$694,909,036.94	$665,239,346.12
Pool Factor	0.5071798	0.4854229

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$58,133,634.47
Targeted Overcollateralization Amount	$58,133,634.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,133,634.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	January 2013
Payment Date	2/15/2013
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		124	$518,130.55
(Recoveries)		71	$45,159.33
Net Losses for Current Collection Period			$472,971.22
Cumulative Net Losses Last Collection Period			$4,474,320.34
Cumulative Net Losses for all Collection Periods			$4,947,291.56

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.75%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.87%	686	$13,545,488.92
61-90 Days Delinquent	0.21%	77	$1,540,385.62
91-120 Days Delinquent	0.06%	20	$469,840.97
Over 120 Days Delinquent	0.12%	44	$838,678.42
Total Delinquent Receivables	2.27%	827	$16,394,393.93

Repossession Inventory:
Repossessed in the Current Collection Period		42	$915,141.75
Total Repossessed Inventory		54	$1,373,236.10

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4486%
Preceding Collection Period			0.4300%
Current Collection Period			0.7674%
Three Month Average			0.5487%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3083%
Preceding Collection Period			0.3939%
Current Collection Period			0.3463%
Three Month Average			0.3495%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer